Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2019	Mar. 31, 2019
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,824	¥ 2,687
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,824	2,687
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	4	12
Total Liabilities	[1]	4	12
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	282	290
Deposits with stock exchanges and other segregated cash	[1]	274	285
Loans receivable	[1],[2]	2,110	1,941
Securities purchased under agreements to resell	[1]	14,124	13,162
Securities borrowed	[1]	4,102	4,111
Total Assets	[1]	20,892	19,789
Liabilities:
Short-term borrowings	[1]	925	811
Deposits received at banks	[1]	1,245	1,393
Securities sold under agreements to repurchase	[1]	19,069	15,037
Securities loaned	[1]	1,092	1,230
Long-term borrowings	[1]	7,344	7,353
Total Liabilities	[1]	29,675	25,824
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	607	600
Securities purchased under agreements to resell	[1]	11	33
Securities borrowed	[1]
Total Assets	[1]	618	633
Liabilities:
Short-term borrowings	[1]	25	30
Deposits received at banks	[1]	7
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	608	566
Total Liabilities	[1]	640	596
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,824	2,687
Time deposits	[1]	282	290
Deposits with stock exchanges and other segregated cash	[1]	274	285
Loans receivable	[1],[2]	2,717	2,542
Securities purchased under agreements to resell	[1]	14,135	13,195
Securities borrowed	[1]	4,102	4,112
Total Assets	[1]	24,334	23,111
Liabilities:
Short-term borrowings	[1]	950	841
Deposits received at banks	[1]	1,252	1,393
Securities sold under agreements to repurchase	[1]	19,069	15,037
Securities loaned	[1]	1,092	1,230
Long-term borrowings	[1]	7,915	7,916
Total Liabilities	[1]	30,278	26,417
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,824	2,687
Time deposits	[1]	282	290
Deposits with stock exchanges and other segregated cash	[1]	274	285
Loans receivable	[1],[2]	2,717	2,541
Securities purchased under agreements to resell	[1]	14,135	13,195
Securities borrowed	[1]	4,102	4,111
Total Assets	[1]	24,334	23,109
Liabilities:
Short-term borrowings	[1]	950	841
Deposits received at banks	[1]	1,252	1,393
Securities sold under agreements to repurchase	[1]	19,069	15,037
Securities loaned	[1]	1,092	1,230
Long-term borrowings	[1]	7,956	7,931
Total Liabilities	[1]	¥ 30,319	¥ 26,432

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.